Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000244680 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Advantage Large Cap Income ETF
Class Name	iShares Advantage Large Cap Income ETF
Trading Symbol	BALI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Advantage Large Cap Income ETF (the “Fund”) (formerly known as BlackRock Advantage Large Cap Income ETF) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474-2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Advantage Large Cap Income ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended December 31, 2024, the Fund returned 22.53%.
  For the same period, the S&P 500® Index returned 25.02%.
What contributed to performance?
The Fund delivered strong performance in 2024, driven primarily by sentiment- and macro-related insights. Tracking social media activity helped correctly position the portfolio in the consumer discretionary sector, contributing to absolute performance. Further, measures that gather sentiment from informed investor positioning worked well in healthcare. Positioning in the sector was also driven by a macro-related insight favoring companies likely to benefit from growing demand for GLP-1 treatments. Macro-related insights that assess industry-level positioning, which led to holdings in information technology stocks that benefited from enthusiasm about artificial intelligence, further helped results.
What detracted from performance?
Given the Fund’s strong performance, there were no major detractors from absolute returns. However, certain fundamental measures struggled. Traditional valuation measures looking at company cash flow levels incorrectly positioned the portfolio in metals and mining companies that posted negative returns. Additionally, quality insights with a preference for more stable companies lagged due to the “risk-on” tone in the market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 26, 2023 through December 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	22.53%	26.77%
S&P 500® Index	25.02	30.68

Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Oct. 10, 2024
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 195,410,985
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 99,605
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$195,410,985
Number of Portfolio Holdings	162
Net Investment Advisory Fees	$99,605
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Information Technology	32.4%
Financials	13.5%
Communication Services	10.4%
Health Care	10.4%
Consumer Discretionary	10.2%
Industrials	8.9%
Consumer Staples	6.8%
Energy	2.6%
Utilities	2.0%
Materials	1.8%
Real Estate	1.0%
Ten largest holdings
Security	Percent of Total Investments(b)
Apple Inc.	8.5%
Microsoft Corp.	7.3%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.2%
Mastercard, Inc., Class A	1.9%
Alphabet, Inc., Class C, NVS	1.8%
Meta Platforms, Inc., Class A	1.8%
Tesla, Inc.	1.8%
Walmart, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities, short investments and options, if any.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(b)
Apple Inc.	8.5%
Microsoft Corp.	7.3%
NVIDIA Corp.	7.1%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	3.2%
Mastercard, Inc., Class A	1.9%
Alphabet, Inc., Class C, NVS	1.8%
Meta Platforms, Inc., Class A	1.8%
Tesla, Inc.	1.8%
Walmart, Inc.	1.8%
(b)Excludes short-term securities, short investments and options, if any.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024, the Fund's Board approved a proposal to change the name of BlackRock Advantage Large Cap Income ETF to iShares Advantage Large Cap Income ETF. This change became effective on October 10, 2024.
The net expense ratio decreased from the prior fiscal period end primarily due to the implementation of a waiver on the Fund's investment advisory fee and increase in average net assets.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund's Board approved a proposal to change the name of BlackRock Advantage Large Cap Income ETF to iShares Advantage Large Cap Income ETF. This change became effective on October 10, 2024.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal period end primarily due to the implementation of a waiver on the Fund's investment advisory fee and increase in average net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports